Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2022
Inventory, Net [Abstract]
Schedule of Inventories ,Net	Inventories, net, consists of the following:
	As of
	December 31, 2022	December 31, 2021
Raw material	69,498	$40,951
Finished goods	1,810,442	2,034,447
Low value consumables	163,311	83,840
Subtotal	2,043,251	2,159,238
Less: Inventory write-down	(53,858)	(79,291)
Inventories, net	$1,989,393	$2,079,947